Segmented Information - Narrative (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Segment Reporting [Abstract]
Number of reportable segments not disclosed			Fortis segments
Related party transactions	$ 0	$ 0	$ 0	$ 0
Inter-segment loans	$ 0		$ 0		$ 0